S000004341 [Member] Investment Objectives and Goals - iShares Russell 3000 ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® RUSSELL 3000 ETF Ticker: IWVStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Russell 3000 ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities.